Schedule of Computation of Diluted Net Loss per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible notes payable		$ 481		$ 437		$ 437		$ 844
Contingently convertible notes payable			[1]		[1]		[2]		[2]
Contingently convertible SAFE agreements			[3]		[3]		[4]		[4]
Total common stock equivalents		$ 47,295		$ 46,145		$ 45,664
Excluded from dilutive loss, shares		500		500		576,000		540,000
Simple Agreement For Future Equity [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Conversion price		$ 2.00				$ 2.00
Conversion price		2.40				2.40
Conversion price		$ 3.62				$ 3.62
Excluded from dilutive loss, shares		4,800		4,800		4,800		4,800
Founder Convertible Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Series A-2 preferred stock		10,402		10,402		10,402		10,402
Total common stock equivalents								$ 43,636
Series A1 Convertible Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Series A-2 preferred stock		4,316		4,316		4,316		4,166
Series A 2 Convertible Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Series A-2 preferred stock		2,545		2,545		2,545		2,288
Series B Preferred Stock [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Series A-2 preferred stock	[5]	2,014
Conversion price		$ 2.00
Equity Option [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants for common stock		23,487		24,395		23,914		21,886
Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants for common stock		4,050		4,050		4,050		4,050

[1]	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a valuation cap that establishes a conversion ratio floor of $2.00. As of June 30, 2023 and 2022, one lender remains holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying this conversion ratio floor, is estimated as 0.5 million as of June 30, 2023 and 2022.
[2]	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a valuation cap that establishes a conversion ratio floor of $2.00 or $2.40, depending on the investor. As of December 31, 2022, one lender remains holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying this conversion ratio floor, is estimated as 576,000 and 540,000 as of December 31, 2022 and 2021, respectively.
[3]	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a conversion ratio for certain SAFEs containing a floor of $2.00, $2.40 or $3.62, depending on the investor. If the contingency were to have been resolved on those SAFEs as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio floor, is estimated as 4.8 million as of both June 30, 2023 and 2022.
[4]	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a conversion ratio for certain SAFEs containing a floor of $2.00, $2.40 or $3.62, depending on the investor. If the contingency were to have been resolved on those SAFEs as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio floor, is estimated to be 4.8 million at each of December 31, 2022 and 2021.
[5]	Although the Series B preferred stock is classified as a liability as of the periods presented, the Series B preferred stock converts automatically at the Closing at $2.55 and $2.83, depending on the investor (see Note 14). If the Closing had occurred as of each reporting date presented herein, the number of antidilutive shares that would have been excluded from dilutive loss per share is shown in the table above.